Loans Payable - Additional Information (Details) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Nov. 30, 2019 CNY (¥)	Nov. 30, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)	Nov. 30, 2019 USD ($)	Dec. 31, 2018 USD ($)
Debt Instrument [Line Items]
Short-term loans			¥ 2,618,170		¥ 3,046,449		$ 376,077
Debt instrument, collateral description			As of December 31, 2018 and 2019, the repayment of all short-term loans are guaranteed by subsidiaries within the Group and either collateralized by an office building of one of the Group’s VIEs with a carrying amount of RMB574,557 and RMB561,515 (US$80,657), respectively, or collateralized by restricted cash balances totaling US$315,600 and US$138,572 (equivalent to RMB964,711), respectively.	As of December 31, 2018 and 2019, the repayment of all short-term loans are guaranteed by subsidiaries within the Group and either collateralized by an office building of one of the Group’s VIEs with a carrying amount of RMB574,557 and RMB561,515 (US$80,657), respectively, or collateralized by restricted cash balances totaling US$315,600 and US$138,572 (equivalent to RMB964,711), respectively.
Debt instrument, collateralized restricted cash			¥ 964,711				$ 138,572		$ 315,600
Weighted average interest rate			4.05%		4.47%		4.05%		4.47%
Unused line of credit for short-term loans			¥ 1,620,520		¥ 781,042		$ 232,773
Proceeds from long-term loan and borrowings from third party investors, net of issuance costs			945,749	$ 135,848	453,802	¥ 299,000
Loans repayable within one year			736,814		83,720		105,837
Non-current loan			880,278		644,169		$ 126,444
Borrowings from Third-Party Investors | 2018 Asset-Backed Debt Securities
Debt Instrument [Line Items]
Repayment of debt			¥ 74,992	$ 10,722
Accounts payable factored to financial institution					525,279
Debt securities maturity period description			debt securities securitized by the 2018 factored receivables, maturing in December 2019 and December 2020	debt securities securitized by the 2018 factored receivables, maturing in December 2019 and December 2020
Proceeds from long-term loan and borrowings from third party investors, net of issuance costs					¥ 446,000
Effective interest rate			7.00%				7.00%
Borrowings from Third-Party Investors | 2018 Asset-Backed Debt Securities | Minimum
Debt Instrument [Line Items]
Annual interest rate					5.00%				5.00%
Borrowings from Third-Party Investors | 2018 Asset-Backed Debt Securities | Maximum
Debt Instrument [Line Items]
Annual interest rate					5.50%				5.50%
Borrowings from Third-Party Investors | 2019 Asset-Backed Debt Securities
Debt Instrument [Line Items]
Annual interest rate	5.10%							5.10%
Accounts payable factored to financial institution	¥ 587,000							$ 84,317
Debt securities maturity period description			debt securities securitized by the 2019 factored receivables, maturing in November 2021	debt securities securitized by the 2019 factored receivables, maturing in November 2021
Proceeds from long-term loan and borrowings from third party investors, net of issuance costs	¥ 500,000	$ 71,821
Effective interest rate			5.97%				5.97%
Borrowings from Third-Party Investors | Asset-Backed Debt Securities
Debt Instrument [Line Items]
Outstanding borrowings			¥ 898,097				$ 129,004
Bank of China
Debt Instrument [Line Items]
Bank loan maturity period						3 years
Maximum borrowing capacity under credit facility						¥ 299,000
Annual interest rate						4.47%
Amount borrowed under the commitment of a bank loan						¥ 299,000
Repayment of debt			¥ 10,000	$ 1,436	¥ 10,000	¥ 5,000
JPMorgan Chase Bank, N.A.
Debt Instrument [Line Items]
Debt instrument, collateral description			The repayment of the loan is collateralized by long-term held-to-maturity debt securities with a stated cost of RMB494,373 (US$71,012)	The repayment of the loan is collateralized by long-term held-to-maturity debt securities with a stated cost of RMB494,373 (US$71,012)
Debt instrument, collateralized asset carrying amount			¥ 494,373				71,012
Bank loan maturity period			2 years	2 years
Maximum borrowing capacity under credit facility			¥ 800,000				$ 114,913
Annual interest rate			3.55%				3.55%
Amount borrowed under the commitment of a bank loan			¥ 447,949	$ 64,344
Repayment of debt			2,954	$ 424
Long-term Loan, Current Portion | Borrowings from Third-Party Investors | Asset-Backed Debt Securities
Debt Instrument [Line Items]
Loans repayable within one year			428,601				$ 61,565
Long-term Loan | Borrowings from Third-Party Investors | 2019 Asset-Backed Debt Securities
Debt Instrument [Line Items]
Non-current loan			469,496				67,439
Building | Bank of China
Debt Instrument [Line Items]
Debt instrument, collateralized asset carrying amount			561,515		574,557		80,657
Building | Short-term Loan
Debt Instrument [Line Items]
Debt instrument, collateralized asset carrying amount			¥ 561,515		¥ 574,557		$ 80,657